Derivative Financial Instruments (Cross-currency interest rate swap contracts, in settlement currency ) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Cross-currency interest rate swap contracts [Member] USD ($)	Dec. 31, 2010 Cross-currency interest rate swap contracts [Member] USD ($)	Dec. 31, 2009 Cross-currency interest rate swap contracts [Member] USD ($)	Dec. 31, 2011 Cross-currency interest rate swap contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2010 Cross-currency interest rate swap contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2009 Cross-currency interest rate swap contracts [Member] Euro [Member] EUR (€)
Derivative [Line Items]
Notional Amount of Derivatives	$ 217,315,919	$ 180,139,607	$ 112,201,233	$ 3,669,691	$ 11,279,915	$ 24,699,730	€ 2,839,000	€ 8,517,000	€ 17,219,555